Statement of compliance and basis of preparation	6 Months Ended
Jun. 30, 2025
Basis of preparation
Statement of compliance and basis of preparation	Statement of compliance and basis of
preperation
The unaudited condensed consolidated interim financial statements for the six months ended June 30, 2025 have been prepared in accordance with IAS 34 Interim Financial Reporting under IFRS® Accounting Standards (IFRS) as adopted by the European Union (EU-IFRS). The unaudited condensed consolidated interim financial statements should be read in conjunction with the annual consolidated financial statements for the year ended December 31,
2024.
All amounts herein are presented in thousands of US dollar ($), unless otherwise indicated, rounded to the nearest
$ ‘000.
The unaudited condensed consolidated financial statements have been approved for issue by the Company’s Board of Directors (the “Board”) on July 30, 2025.